Property and Equipment, Net (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	September 30, 2024	December 31, 2023
Laboratory equipment	$—	$1,656
Office furniture and equipment	—	401
Computer equipment	—	237
Capital in progress	—	600
	—	2,894
Less accumulated depreciation and amortization	—	(1,736)
Property and equipment, net	$—	$1,158

Property and equipment, net consisted of the following:

	December 31, 2023	December 31, 2022
Laboratory equipment	$ 1,656	$1,827
Capital in progress	600	—
Office furniture and equipment	401	217
Computer equipment	237	275
Leasehold improvements	—	664
	2,894	2,983
Less accumulated depreciation and amortization	(1,736)	(2,748)
Property and equipment, net	$1,158	$235